NET SALES	12 Months Ended
Dec. 31, 2025
Net Sales
NET SALES

6.	NET SALES

In accordance with Brazilian Federal Law No 6,404/76, the Company discloses the reconciliation between gross and net sales presented in the consolidated statement of profit or loss. The revenue figures by operational segment are disclosed in note 5 – Segment reporting:

	2025	2024	2023
Gross sales	131,352.7	134,130.9	120,117.7
Excise duty	(27,564.9)	(27,417.9)	(25,227.5)
Discounts	(15,545.3)	(17,260.3)	(15,153.3)
	88,242.5	89,452.7	79,736.9

On December 31, 2025 the Company recognized R$1,620.3 in tax incentives (R$1,478.3 as at December 31, 2024 and R$1,467.2 as at December 31, 2023). These amounts represent government grants in the nature of effective tax collection, which were recognized in the operating net revenue.

Accounting policies

The Company recognizes revenue when the performance obligations are satisfied, meaning when the Company or its subsidiaries transfer control of a product to a customer. Revenue represents the fair value of the amount received or receivable for the sale of products and services in the ordinary course of Group’s business. Revenue is presented net of taxes, returns, rebates and discounts, as well as net of the elimination of sales between the consolidated companies.

Revenue is measured based on the consideration, which the Company expect to have the right to receive in contracts with customers and excludes amounts collected on behalf of third parties.

Revenue recognition is based on the approach of IFRS 15 - Revenue from Contracts with Customers, from five-step:

•	Identifying the contract with a customer;

•	Identifying performance obligations in the contract;

•	Determining the transaction price;

•	Allocating of the transaction price to performance obligations in the contracts; and

•	Revenue recognition when the performance obligations have been satisfied, meaning when the company transfers control of a product to a customer.

Contracts can include significant variable elements, such as discounts, rebates, refunds, credits, price concessions, incentives, performance bonuses and penalties. These trade incentives are treated as variable consideration. If the consideration includes a variable component, the company estimates the amount of consideration to which it will be entitled for transferring the promised goods or services to the customer. Variable consideration is only included in the transaction price if it is highly probable that the amount of revenue recognized would not be subject to significant future reversals when the respective uncertainty is resolved.

The gross sales obtained by the Company are generally subject to the incidence of certain taxes and contributions, which are calculated and paid to fiscal authorities in accordance with the applicable legislation, and do not result in an increase in the Group’s equity. These taxes and contributions are deducted from gross sales and are substantially related to the tax on transactions concerning the circulation of goods (“ICMS”), the social integration program (“PIS”), and the contribution to social security financing (“COFINS”) in Brazil.